Biological Assets - Breakdown of Biological Assets (Details) - CAD ($) $ in Thousands	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure of information about agricultural produce [line items]
Biological assets	$ 22,690	$ 23,827	$ 20,250
Indoor cannabis production facilities
Disclosure of information about agricultural produce [line items]
Biological assets	8,428	23,367
Outdoor cannabis production facilities
Disclosure of information about agricultural produce [line items]
Biological assets	0	460
Plant propagation production facilities
Disclosure of information about agricultural produce [line items]
Biological assets	$ 14,262	$ 0